Submission	Nov. 22, 2024
Submission [Line Items]
Central Index Key	0001751008
Registrant Name	AppLovin Corporation
Registration File Number	333-272328
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES